Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Line Items]
Entity Registrant Name	BioMed Realty Trust Inc
Entity Central Index Key	0001289236
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
BIOMED REALTY, L.P. [Member]
Document and Entity Information [Line Items]
Entity Registrant Name	BioMed Realty L P
Entity Central Index Key	0001301932
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false